Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	2021	2020
	$	$

Net book value - January 1	42,519	42,949
Additions	3,784	201
Impairment	(42,668)	-
Transfer to royalty, stream and other interests	-	(631)
Net book value - December 31	3,635	42,519

Closing balance
Cost	104,492	100,708
Accumulated impairments	(100,857)	(58,189)
Net book value	3,635	42,519